COMMITMENTS AND CONTINGENCES (Details Narrative)																	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 16, 2022 shares	Sep. 12, 2022 USD ($)	Sep. 09, 2022 shares	Jul. 22, 2022 shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 02, 2021 USD ($)	Oct. 05, 2021 USD ($)	Oct. 02, 2021 USD ($)	Oct. 01, 2021 USD ($)	Sep. 23, 2021 USD ($)	Jul. 21, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 25, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 02, 2020 USD ($)	Oct. 28, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Defined Benefit Plan Disclosure [Line Items]
Outstanding legal fees																			$ 897,981	$ 395,901
Environmental remediation expense																				$ 17,962
Loss contingency, damages		$ 2,726,022										$ 12,000,000
Common stock, shares | shares				6,896,903								150,000,000							8,500
Cost and expenses											$ 12,000,000
Other commitments future, minimum payments																		$ 1,000,000
Common stock par value | $ / shares					$ 0.001												$ 0.001	$ 0.001	$ 0.001	$ 0.001
Other commitments, percentage																		0.0999
Series Z Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares | shares	61		117
Preferred stock, par value | $ / shares					$ 0.001												$ 0.001	$ 0.001	$ 0.001	$ 0.001
Settlement Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement amount														$ 150,000.00
Loss contingency, damages														$ 350,551.10
Consent order [Member]
Defined Benefit Plan Disclosure [Line Items]
Civil penalty					$ 14,000							$ 90,000
Environmental remediation expense					8,207
Consent Order One [Member]
Defined Benefit Plan Disclosure [Line Items]
Environmental remediation liabilities					$ 22,207												$ 22,207			$ 22,207
Sheppard Mullin [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding legal fees															$ 487,390.73
Unpaid legal fees, disbursements and interest													$ 459,251
Sheppard Mullin [Member] | Resolution agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss contingency										$ 459,250.88
Resolved legal matter										Under the terms of the Resolution Agreement, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made all its required payments under the Resolution Agreement
Empire Service Inc [Member] | Consent order [Member]
Defined Benefit Plan Disclosure [Line Items]
Civil penalty								$ 56,000									42,000
Environmental expense and liabilities, total									$ 71,017								$ 34,983
Environmental remediation liabilities									$ 15,017
Rother investments LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Other commitments, description																Rother Investments seeks to collect the amount of $124,750 as of the date of the complaint with late fees continuing to accrue on a daily basis, monetary relief of over $100,000 but not more than $200,000 pursuant to Tex. R. Civ. P. 47(c)(3), court’s costs and attorney’s fees, pre-judgment and post-judgment interest, and such other relief as the court deems appropriate. On May 19, 2021, Rother Investments, LLC received a default judgment against the Company in the amount of $144,950
Notes payable amount																$ 124,750
Settlement amount						$ 100,000
Iroquois Master Fund Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment due to administrative delay							$ 1,000,000